LEASES - Weighted-Average Remaining Term and Discount Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remaining lease term (in years)	15 years 4 months 24 days	17 years 4 months 24 days
Discount rate (as a percent)	5.66%	6.12%